SIGNIFICANT TRANSACTIONS - Additional Information (Details) - USD ($) $ in Millions				3 Months Ended								12 Months Ended
	Oct. 30, 2020	Oct. 01, 2020	Jun. 03, 2019	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination Segment Allocation [Line Items]
Reduction to net investment income				$ (767)	$ (753)	$ (742)	$ (720)	$ (653)	$ (740)	$ (742)	$ (754)	$ (2,982)	$ (2,889)	$ (2,825)
Decrease in other ceded operating expenses												(680)	(782)	(775)
Excess of loss reinsurance asset, amount backing economic reserve liability				4,580								4,580
Other income				$ 102	$ 89	$ 100	$ 88	$ 184	$ 115	$ 111	$ 128	$ 379	$ 538	$ 417
Golden Gate
Business Combination Segment Allocation [Line Items]
Merger agreement term		20 years
Merger agreement extension term		25 years
Maximum commitment amount		$ 5,000
Individual Life Business
Business Combination Segment Allocation [Line Items]
Coinsurance basis percentage			100.00%
Ceded commissions for reinsurance			$ 766
Other income	$ 94		$ 94
Cash settlement	24
Reserve adjustments	$ 70
Golden Gate, Captive Merger
Business Combination Segment Allocation [Line Items]
Reduction in fixed maturities at amortized cost		1,858
Increase (decrease) in non-recourse funding obligations		(1,858)
Reduction in income before taxes		54
Payments to settle outstanding principal with third parties		330
Payments to settle outstanding principal with third parties, amount held by external parties		21
Golden Gate, Captive Merger | Nonconsolidated Affiliates
Business Combination Segment Allocation [Line Items]
Payments to settle outstanding principal with third parties		309
Golden Gate, Captive Merger | PLC
Business Combination Segment Allocation [Line Items]
Payments to settle merger obligations		135
Golden Gate V and Red Mountain
Business Combination Segment Allocation [Line Items]
Increase (decrease) in non-recourse funding obligations		806
Reduction in income before taxes		16
Reduction to net investment income		72
Decrease in other ceded operating expenses		56
Fixed maturities, held-to-maturity		$ 822